Cover	Mar. 04, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 04, 2024
Entity Registrant Name	Ranger Energy Services, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38183
Entity Tax Identification Number	81-5449572
Entity Address, Address Line One	10350 Richmond
Entity Address, Address Line Two	Suite 550
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	Registrant’s telephone number, including area code: (713) 935-8900
Local Phone Number	Registrant’s telephone number, including area code: (713) 935-8900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	RNGR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001699039